Long-Term Equity Investments	12 Months Ended
Dec. 31, 2024
Long-Term Equity Investments [Abstract]
Long-term equity investments
15.	Long-term equity investments

The following entity have been included in the consolidated financial statements using the equity method:

		Proportion of ownership
		Interest held
	Country of incorporation	As of December 31,
Name	Principle place of business	2024	2023
Hangzhou Tangchuang Weilai Technology Co., Ltd (“Hangzhou Tangchuang”)	the People’s Republic of China	40%	100%

In March 2024, Shareholder of Hangzhou Tangchuang agreed to increase the company’s registered capital from RMB 10,000 to RMB100,000, with an additional investment of RMB70,000 from Hangzhou Hongxi Business Management Co., Ltd and an additional investment of RMB20,000 from Adlai Hangzhou. After this capital increase, the Group accounting for 30% of the registered capital in Hangzhou Tangchuang. And Hangzhou Tangchuang would no longer be a subsidiary within the Group’s scope of consolidation.

As of March 20, 2024, the Group had not made any capital injection to Hangzhou Tangchuang, and Hangzhou Tangchuang had not engaged in any substantive business activities. As of December 31, 2024, the Group had made a capital injection of RMB30,000 to Hangzhou Tangchuang, representing a 40% equity interest.

	2023	2024
	$’000	$’000
At the beginning of the year	—	—
Addition	—	4,212
Share of current year results	—	(4)
Dividends	—	—
Exchange differences	—	(51)
At the end of the year	—	4,157

a)	Summarized financial information (material associate)

Hangzhou Tangchuang

As of December 31, 2024
$’000
Current assets	10,376
Current liabilities	17

Net Assets(100%)	10,393
Company share of net assets(40%)	4,157

Period from March 20, 2024 to December 31, 2024
Loss from continuing activities	(10)
Comprehensive income	(10)